Leases (Details Textuals) (USD $)	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Future minimum capital lease payments	$ 1,618,000
Interest	200,000
Present value of net minimum lease payments	1,800,000
Initial term of lease	three to ten years
Renewable term of lease	three to five-year increments
Unamortized long-term portion of deferred gains	1,800,000
Short-term portion of deferred gains included in Accounts Payable and Accrued Expenses	$ 400,000